Consolidated Statements of Changes in Equity - BRL (R$)	Total	Issued Capital [member]	Additional paid-in capital [member]	Other Reserves [member]	Other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-Controlling interests [member]
Beginning Balance at Dec. 31, 2016	R$ 1,094,807,000	R$ 20,000	R$ 254,602,000	R$ 586,855,000	R$ 203,683,000		R$ 1,045,160,000	R$ 49,647,000
Comprehensive income for the period
Net income for the year	423,541,000					R$ 413,874,000	413,874,000	9,667,000
Other comprehensive income, net	(142,000)				(142,000)		(142,000)
Transactions with shareholders—contributions and distributions
Subscriptions (redemptions) at funds by non-controlling interest	(45,550,000)							(45,550,000)
Gain (loss) in changes in interest of subsidiaries, net	(2,078,000)				(95,000)		(95,000)	(1,983,000)
Allocations of the net income for the period
Transfer to capital reserves				136,313,000		(136,313,000)
Dividends distributed	(318,856,000)			(37,437,000)		(277,561,000)	(314,998,000)	(3,858,000)
Ending balance at Dec. 31, 2017	1,151,722,000	20,000	254,602,000	685,731,000	203,446,000		1,143,799,000	7,923,000
Comprehensive income for the period
Net income for the year	465,330,000					461,440,000	461,440,000	3,890,000
Other comprehensive income, net	5,310,000				5,310,000		5,310,000
Transactions with shareholders—contributions and distributions
Capital contributions	673,294,000	1,000	673,293,000				673,294,000
Corporate reorganization	525,000			525,000			525,000
Gain (loss) in changes in interest of subsidiaries, net	(379,000)				409,000		409,000	(788,000)
Allocations of the net income for the period
Transfer to capital reserves				261,440,000		(261,440,000)
Dividends distributed	(204,090,000)					(200,000,000)	(200,000,000)	(4,090,000)
Ending balance at Dec. 31, 2018	2,091,712,000	21,000	927,895,000	947,696,000	209,165,000		2,084,777,000	6,935,000
Comprehensive income for the period
Net income for the year	699,298,000					692,011,000	692,011,000	7,287,000
Other comprehensive income, net	1,283,000				1,283,000	0	1,283,000
Transactions with shareholders—contributions and distributions
Gain (loss) in changes in interest of subsidiaries, net	(1,229,000)				210,000		210,000	(1,439,000)
Allocations of the net income for the period
Dividends distributed	(9,193,000)							(9,193,000)
Ending balance at Sep. 30, 2019	2,781,871,000	21,000	927,895,000	947,696,000	210,658,000	692,011,000	2,778,281,000	3,590,000
Beginning Balance at Dec. 31, 2018	2,091,712,000	21,000	927,895,000	947,696,000	209,165,000		2,084,777,000	6,935,000
Comprehensive income for the period
Net income for the year	1,089,484,000					1,080,484,000	1,080,484,000	9,000,000
Other comprehensive income, net	388,000				388,000		388,000
Transactions with shareholders—contributions and distributions
Capital contributions	4,504,826,000	2,000	4,504,824,000				4,504,826,000
Transactions costs from capital contributions	(22,824,000)		(22,824,000)				(22,824,000)
Share based incentive plan	5,371,000			5,371,000			5,371,000
Gain (loss) in changes in interest of subsidiaries, net	(1,855,000)				374,000		374,000	(2,229,000)
Allocations of the net income for the period
Transfer to capital reserves				580,484,000		(580,484,000)
Dividends distributed	(511,143,000)					(500,000,000)	(500,000,000)	(11,143,000)
Ending balance at Dec. 31, 2019	7,155,959,000	23,000	5,409,895,000	1,533,551,000	209,927,000	0	7,153,396,000	2,563,000
Comprehensive income for the period
Net income for the year	1,479,101,000	0	0	0	0	1,475,613	1,475,613,000	3,488,000
Other comprehensive income, net	(37,709,000)	0	0	0	(37,709,000)	0	(37,709,000)	0
Transactions with shareholders—contributions and distributions
Share based incentive plan	78,537,000			78,547,000			78,547,000	(10,000)
Gain (loss) in changes in interest of subsidiaries, net	831,000	0	0	0	(377,000)	0	(377,000)	1,208,000
Allocations of the net income for the period
Dividends distributed	(6,136,000)	0	0	0	0	0	0	(6,136,000)
Ending balance at Sep. 30, 2020	R$ 8,670,583,000	R$ 23,000	R$ 5,409,895,000	R$ 1,612,098,000	R$ 171,841,000	R$ 1,475,613,000	R$ 8,669,470,000	R$ 1,113,000